Vessels, Drilling Rigs, Drillships, Machinery and Equipment - Drilling Rigs, Drillships, Machinery and Equipment (Tables) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance,at beginning of period	$ 4,587,916
Vessel impairment charge	0	144,688	3,588
Balance,at end of period	4,446,730	4,587,916
Cost | Drilling rigs, drillships, machinery and equipment
Balance,at beginning of period	4,942,716	1,441,630
Additions	82,940	3,502,233
Disposals	(4,148)	(1,147)
Balance,at end of period	5,021,508	4,942,716
Accumulated Depreciation | Drilling rigs, drillships, machinery and equipment
Balance,at beginning of period	(354,800)	(192,297)
Additions	0	0
Disposals	3,855	381
Depreciation	(223,813)	(162,884)
Balance,at end of period	(574,758)	(354,800)
Net Book Value | Drilling rigs, drillships, machinery and equipment
Balance,at beginning of period	4,587,916	1,249,333
Additions	82,940	3,502,233
Disposals	(313)	(766)
Depreciation	(223,813)	(162,884)
Balance,at end of period	$ 4,446,730	$ 4,587,916